Debt securities - Credit rating classified as Other (Details) - GBP (£) £ in Millions	Jun. 30, 2019		Dec. 31, 2018
Financial investments
Debt securities	£ 99,675	[1]	£ 89,400
Other (including NAIC rated)
Financial investments
Debt securities	12,589		11,341
Operating segments | Asia insurance operations | Non-linked shareholder-backed
Financial investments
Debt securities	16,836		14,583
Operating segments | Asia insurance operations | Non-linked shareholder-backed | Other (including NAIC rated)
Financial investments
Debt securities	1,371		1,144
Operating segments | Asia insurance operations | Non-linked shareholder-backed | Other (including NAIC rated) | Government bonds
Financial investments
Debt securities	37		36
Operating segments | Asia insurance operations | Non-linked shareholder-backed | Other (including NAIC rated) | Corporate bonds
Financial investments
Debt securities	1,215		978
Operating segments | Asia insurance operations | Non-linked shareholder-backed | Other (including NAIC rated) | Other securities
Financial investments
Debt securities	119		130
Operating segments | US
Financial investments
Debt securities	45,264		41,594
Operating segments | US | Non-linked shareholder-backed
Financial investments
Debt securities	45,264		41,594
Operating segments | US | Non-linked shareholder-backed | Other (including NAIC rated)
Financial investments
Debt securities	7,917		7,161
Operating segments | US | Non-linked shareholder-backed | Other (including NAIC rated) | NAIC 1
Financial investments
Debt securities	5,521		5,006
Operating segments | US | Non-linked shareholder-backed | Other (including NAIC rated) | NAIC 2
Financial investments
Debt securities	2,357		2,118
Operating segments | US | Non-linked shareholder-backed | Other (including NAIC rated) | NAIC 3-6
Financial investments
Debt securities	39		£ 37
Operating segments | US | Non-linked shareholder-backed | Other (including NAIC rated) | Mortgage-backed securities
Financial investments
Debt securities	2,187
Operating segments | US | Non-linked shareholder-backed | Other (including NAIC rated) | Mortgage-backed securities | NAIC 1
Financial investments
Debt securities	2,184
Operating segments | US | Non-linked shareholder-backed | Other (including NAIC rated) | Mortgage-backed securities | NAIC 3-6
Financial investments
Debt securities	3
Operating segments | US | Non-linked shareholder-backed | Other (including NAIC rated) | Mortgage-backed securities | Investment grade
Financial investments
Debt securities	2,003
Operating segments | US | Non-linked shareholder-backed | Other (including NAIC rated) | Other securities
Financial investments
Debt securities	5,730
Operating segments | US | Non-linked shareholder-backed | Other (including NAIC rated) | Other securities | NAIC 1
Financial investments
Debt securities	3,337
Operating segments | US | Non-linked shareholder-backed | Other (including NAIC rated) | Other securities | NAIC 2
Financial investments
Debt securities	2,357
Operating segments | US | Non-linked shareholder-backed | Other (including NAIC rated) | Other securities | NAIC 3-6
Financial investments
Debt securities	36
Operating segments | US | Non-linked shareholder-backed | Other (including NAIC rated) | Other securities | Investment grade
Financial investments
Debt securities	£ 5,694

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8 million of lent securities as at 30 June 2019 (31 December 2018: £8,278 million).